Financial liabilities	6 Months Ended
Jun. 30, 2021
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Financial liabilities
Note 10. Financial liabilities
10.1 Detail of financial liabilities

	As of December 31, 2020	As of June 30, 2021
	$ in thousands
Lease debts	75,764	75,763
State Guaranteed loan « PGE »	22,701	22,137
PPP loan	1,518	—
Other non-current financial liabilities	4,617	1,339

Total non-current financial liabilities and non-current lease debts	104,600	99,238

Lease debts	6,696	7,691

Total current financial liabilities	6,696	7,691

Trade payables	24,609	28,254
Other current liabilities	19,127	13,681

Total Financial liabilities	155,032	148,864

As of June 30, 2021, the other
non-current
financial liabilities is composed of Cellectis’ obtention in 2020 of a $1.3 million loan to finance leasehold improvement at its location in New York.
PPP loan corresponds to Calyxt’s obtention of a $1.5 million paycheck protection program (PPP) loan under the U.S. Coronavirus Aid, Relief and Economic Security (CARES) Act, for which Calyxt has obtained full forgiveness on April 8, 2021, from the Small Business Administration, which administers the PPP loan program, and recognized as other income in the three months ended June 30, 2021.
State Guaranteed loan « PGE » corresponds to includes Cellectis’ obtention of an €18.5 million (or $22.0 million using exchange rate as of June 30, 2021) loan from a bank syndicate formed with HSBC, Société Générale, Banque Palatine and Bpifrance in the form of a state-guaranteed loan (Prêt Garanti par l’Etat) (the “PGE“). Initiated by the French Government to support companies during the
COVID-19
crisis, the PGE is a bank loan with a fixed interest rate ranging from 0.31% to 3.35%. After an initial interest-only term of two years, the loan will be amortized over up to four years at the option of the Company. The French government guarantees 90% of the borrowed amount.

10.2 Due dates of the financial liabilities

Balance as of June 30, 2021	Book value	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Lease debts	83,454	7,691	34,026	41,736
Other financial liabilities	23,475	134	22,348	993

Financial liabilities	106,929	7,825	56,374	42,730

Trade payables	28,254	28,254	—	—
Other current liabilities	13,681	13,681	—	—
Total financial liabilities	148,864	49,760	56,374	42,730